Risk Management - Major Products of Long-term Insurance Contracts (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021 range
Xin Xiang Zhi Zun Annuity (Celebration Version) [member] | Annual or monthly payments [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Description of insurance contract	Xin Xiang Zhi Zun Annuity (Celebration Version) is an annuity insurance contract with the options for regular premium of 3 years and 5 years paid annually or monthly. Its insured period is 10 years. This product is applicable to healthy policyholders between 28-day-old and 68-year-old.
Insurance coverage period	10 years
Xin Xiang Zhi Zun Annuity (Celebration Version) [member] | Annual or monthly payments [member] | First Effective Date After Five Policy Years [Member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Special survival payment percentage for three years payment period	60.00%
Special survival payment percentage for five years payment period	100.00%
Xin Xiang Jin Sheng Annuity (A Version) [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Description of insurance contract	Xin Xiang Jin Sheng Annuity (A Version) is an annuity insurance contract with the options for regular premium of 3 years and 5 years paid annually or monthly. Its insured period is 15 years. This product is applicable to healthy policyholders between 28-day-old and 65-year-old.
Insurance coverage period	15 years
Xin Xiang Jin Sheng Annuity (A Version) [member] | Annual or monthly payments [member] | First Effective Date After Five Policy Years [Member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Special survival payment percentage for three years payment period	50.00%
Special survival payment percentage for five years payment period	100.00%
Xin Xiang Jin Sheng Annuity (A Version) [member] | Annual or monthly payments [member] | First Effective Date After Six Policy Years [Member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Special survival payment percentage for three years payment period	50.00%
Special survival payment percentage for five years payment period	100.00%
Xin Xiang Jin Sheng Annuity (A Version) [member] | Annual or monthly payments [member] | First Effective Date After Seven Policy Years [Member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Special survival payment percentage for three years payment period	24.00%
Special survival payment percentage for five years payment period	32.00%
Xin Fu Ying Jia Annuity [member] | Age one [Member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	thirty
Xin Fu Ying Jia Annuity [member] | Age two [Member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	thirty-five
Xin Fu Ying Jia Annuity [member] | Age three [Member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	forty
Xin Fu Ying Jia Annuity [member] | Age four [Member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	forty-five
Xin Fu Ying Jia Annuity [member] | Age five [Member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	fifty
Xin Fu Ying Jia Annuity [member] | Age six [Member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	fifty-five
Xin Fu Ying Jia Annuity [member] | Age seven [Member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	sixty
Xin Fu Ying Jia Annuity [member] | Age eight [Member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	sixty-five
Xin Fu Ying Jia Annuity [member] | Age nine [Member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	seventy
Xin Fu Ying Jia Annuity [member] | Age ten [Member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	seventy-five
Xin Fu Ying Jia Annuity [member] | Age eleven [Member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	eighty
Xin Fu Ying Jia Annuity [member] | Age twelve [Member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	eighty-five
Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Description of insurance contract	Xin Fu Ying Jia Annuity is an annuity insurance contract with the options for regular premium of 3 years, 5 years or 10 years. Its insured period extends from the effective date of Xin Fu Ying Jia Annuity to the corresponding date when policyholders reach the age of 88. This product is applicable to healthy policyholders between 28-day-old and 70-year-old.
Extended age limit of policy holders	88-year-old
Age ranges	12
Annuity insurance payment as percentage of first premium	20.00%
Annuity insurance payment percentage based on basic sum insured	20.00%
Annuity insurance payment percentage for extended age limit	3.00%
Period requirement for death occurred by accidents	180 days
Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Description of insurance contract	Kang Ning Whole Life is a whole life insurance contract with the options for single premium or regular premium of 10 years or 20 years and the payment methods of insurance are divided into single payment, annual payment, and semi-annual payment. This product is applicable to healthy policyholders under 70-year-old. The critical illness benefit is paid at 200% of the basic sum insured. If the critical illness benefits are paid within the payment period, the insurance premium of each subsequent period shall be exempted, and the contract shall continue to be valid from the date of the payment of the critical illness benefits. Both death and disability benefits are paid at 300% of the basic sum insured less any critical illness benefits paid.
Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Description of insurance contract	Hong Ying Participating Endowment is a participating endowment insurance contract with the options for single premium or regular premium of 3 years, 5 years or 10 years. Its insured period can be 6 years, 10 years or 15 years. This product is applicable to healthy policyholders between 30-day-old and 70-year-old.
Bottom of range [member] | Xin Xiang Zhi Zun Annuity (Celebration Version) [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	28-day-old
Bottom of range [member] | Xin Xiang Jin Sheng Annuity (A Version) [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	28-day-old
Bottom of range [member] | Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	28-day-old
Bottom of range [member] | Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	30-day-old
Top of range [member] | Xin Xiang Zhi Zun Annuity (Celebration Version) [member] | Annual or monthly payments [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	68-year-old
Top of range [member] | Xin Xiang Jin Sheng Annuity (A Version) [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	65-year-old
Top of range [member] | Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	70-year-old
Top of range [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	70-year-old
Top of range [member] | Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	70-year-old
Period one [member] | Xin Xiang Zhi Zun Annuity (Celebration Version) [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	3 years
Period one [member] | Xin Xiang Jin Sheng Annuity (A Version) [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	3 years
Period one [member] | Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	3 years
Period one [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	10 years
Period one [member] | Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	3 years
Insurance coverage period	6 years
Period two [member] | Xin Xiang Zhi Zun Annuity (Celebration Version) [member] | Annual or monthly payments [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	5 years
Period two [member] | Xin Xiang Jin Sheng Annuity (A Version) [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	5 years
Period two [member] | Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	5 years
Period two [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	20 years
Period two [member] | Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	5 years
Insurance coverage period	10 years
Period three [member] | Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	10 years
Period three [member] | Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	10 years
Insurance coverage period	15 years
Critical illness benefit [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Percentage of benefit paid on basic sum insured	200.00%
Death benefits [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Percentage of benefit paid on basic sum insured less critical illness benefits paid	300.00%
Death benefits [member] | Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Multiple of benefit paid on basic sum insured for accidents occurred during period of taking train ship or flight	3
Multiple of benefit paid on basic sum insured for accidents occurred out of the period of taking train ship or flight	2
Disability benefits [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Percentage of benefit paid on basic sum insured less critical illness benefits paid	300.00%